Consolidated Statement of Changes in Equity - GBP (£) £ in Millions	Total	Share capital [member]	Share premium [member]	Shares held in treasury [member]	Translation reserve [member]	Other reserves [member]	Shareholders' equity [member]	Non-controlling interests [member]
Equity at beginning of period at Dec. 31, 2015	£ 2,178	£ 224	£ 2,748	£ (1,393)	£ 224	£ 341	£ 2,144	£ 34
Impact of adoption of new standards	(36)	0	0	0	0	(36)	(36)	0
Total comprehensive income for the year	1,508	0	0	0	667	833	1,500	8
Dividends paid	(692)	0	0	0	0	(683)	(683)	(9)
Issue of ordinary shares, net of expenses	23	0	23	0	0	0	23	0
Repurchase of ordinary shares	(722)	0	0	(722)	0	0	(722)	0
Cancellation of shares	0	(6)	0	713	0	(707)	0	0
Increase in share based remuneration reserve (net of tax)	44	0	0	0	0	44	44	0
Settlement of share awards	0	0	0	39	0	(39)	0	0
Exchange differences on translation of capital and reserves	5	8	232	(108)	(164)	32	0	5
Equity at end of period at Dec. 31, 2016	2,308	226	3,003	(1,471)	727	(215)	2,270	38
Total comprehensive income for the year	1,455	0	0	0	(507)	1,954	1,447	8
Dividends paid	(772)	0	0	0	0	(762)	(762)	(10)
Issue of ordinary shares, net of expenses	32	0	32	0	0	0	32	0
Repurchase of ordinary shares	(737)	0	0	(737)	0	0	(737)	0
Cancellation of shares	0	(4)	0	570	0	(566)	0	0
Increase in share based remuneration reserve (net of tax)	42	0	0	0	0	42	42	0
Settlement of share awards	0	0	0	37	0	(37)	0	0
Acquisitions	1	0	0	0	0	0	0	1
Disposal of business	(15)	0	0	0	0	0	0	(15)
Exchange differences on translation of capital and reserves	(1)	2	69	(30)	(50)	9	0	(1)
Equity at end of period at Dec. 31, 2017	2,313	224	3,104	(1,631)	170	425	2,292	21
Total comprehensive income for the year	1,526	0	0	0	207	1,313	1,520	6
Dividends paid	(804)	0	0	0	0	(796)	(796)	(8)
Issue of ordinary shares, net of expenses	21	134	114	0	0	(227)	21	0
Repurchase of ordinary shares	(743)	0	0	(743)	0	0	(743)	0
Cancellation of shares	0	(68)	(1,795)	1,601	0	262	0	0
Increase in share based remuneration reserve (net of tax)	35	0	0	0	0	35	35	0
Settlement of share awards	0	0	0	35	0	(35)	0	0
Acquisitions	11	0	0	0	0	0	0	11
Exchange differences on translation of capital and reserves	0	0	(8)	4	(3)	7	0	0
Equity at end of period at Dec. 31, 2018	£ 2,359	£ 290	£ 1,415	£ (734)	£ 374	£ 984	£ 2,329	£ 30